Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Institutional International Funds, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
T. Rowe Price Institutional Africa & Middle East Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Institutional Africa & Middle East Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital by investing primarily in the common stocks of companies located (or with primary operations) in Africa and the Middle East.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 52.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in African and Middle Eastern companies. The fund may purchase the stocks of companies of any size. The fund expects to make substantially all of its investments in common stocks, and participation notes (P-notes) linked to common stocks, of companies located (or with primary operations) in the countries listed below, as well as others as their markets develop:
  Primary Emphasis: Bahrain, Egypt, Jordan, Kenya, Kuwait, Lebanon, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, and United Arab Emirates.
  Others: Algeria, Angola, Botswana, Ghana, Ivory Coast, Mauritius, Mozambique, Namibia, Niger Republic, Rwanda, Senegal, Syria, Tanzania, Tunisia, Uganda, Zambia, and Zimbabwe.
The fund is “nondiversified,” meaning it may invest a greater portion of its assets in a single company and own more of the company’s voting securities than is permissible for a “diversified” fund. The fund’s portfolio is expected to be composed of investments in about 30 to 60 different companies, although the number could vary depending on market conditions. While most assets will be invested directly in common stocks, the fund may gain exposure to common stocks by purchasing P-notes that offer a return linked to a particular underlying common stock. P-notes are primarily used to invest indirectly in certain stocks that trade in a market that restricts foreign investors, such as the fund, from investing directly in that market. The fund may make substantial investments (at times more than 25% of its total assets) in telecommunications and banking companies in various African and Middle Eastern countries.

While the fund invests with an awareness of the outlook for industry sectors and individual countries within the region, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:
  leading or improving market position;
  attractive business niche;
  attractive or improving franchise or industry position;
  seasoned management;
  stable or improving earnings and/or cash flow; and
  sound or improving balance sheet.
		The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. companies. International securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S.

Emerging markets risk The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

P-note risks To the extent the fund invests in P-notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P-note seeks to replicate. As the purchaser of a P-note, the fund is relying on the creditworthiness of the counterparty issuing the P-note and does not have the same rights under a P-note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the fund could lose the total value of its investment in the P-note. In addition, there is no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Geographic concentration risk Because the fund concentrates its investments in a particular geographic region, the fund’s performance is closely tied to the social, political, and economic conditions within that region. Political developments and changes in regulatory, tax, or economic policy in particular countries within the region could significantly affect the markets in those countries as well as the entire region. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

Many African and Middle Eastern countries have histories of dictatorships, political and military unrest, and financial troubles, and their markets should be considered extremely volatile even when compared to those of other emerging market countries. Many of these countries tend to be highly reliant on the exportation of oil and other commodities so their economies can be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities.

Industry risk Because the fund may invest significantly in telecommunications and banking companies, the fund is more susceptible to adverse developments affecting such companies and may perform poorly during a downturn in one or more of the industries that heavily impact telecommunications and banking companies. Telecommunications companies can be adversely affected by, among other things, changes in government regulation, intense competition, and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. Banks and other financial services companies can be adversely affected by, among other things, regulatory changes, interest rate movements, the availability of capital and cost to borrow, and the rate of debt defaults.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.

		Investment style risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Combined Index Portfolio is an unmanaged linked performance portfolio composed of: 100% S&P IFCG Africa & Middle East Index (excluding Saudi Arabia and Israel) through 6/30/09 (prior to 9/1/08, the index excluded Kuwait); 100% MSCI Arabian Markets & Africa Index from 7/1/09 through 9/29/10; and 100% S&P Emerging/Frontier ME & Africa BMI ex IL from 9/30/10 forward.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Africa & Middle East Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	30.11%
Worst Quarter	3/31/09	-14.56%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
T. Rowe Price Institutional Africa & Middle East Fund | T. Rowe Price Institutional Africa & Middle East Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.25%	[1]
1 year	rr_ExpenseExampleYear01	$ 127
3 years	rr_ExpenseExampleYear03	397
5 years	rr_ExpenseExampleYear05	686
10 years	rr_ExpenseExampleYear10	$ 1,511
2009	rr_AnnualReturn2009	27.65%
2010	rr_AnnualReturn2010	17.92%
2011	rr_AnnualReturn2011	(15.95%)
2012	rr_AnnualReturn2012	20.29%
2013	rr_AnnualReturn2013	24.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.56%)
1 Year	rr_AverageAnnualReturnYear01	24.08%
5 Years	rr_AverageAnnualReturnYear05	13.56%
Since inception	rr_AverageAnnualReturnSinceInception	(4.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2008
T. Rowe Price Institutional Africa & Middle East Fund | Returns after taxes on distributions | T. Rowe Price Institutional Africa & Middle East Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.18%
5 Years	rr_AverageAnnualReturnYear05	12.84%
Since inception	rr_AverageAnnualReturnSinceInception	(4.83%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2008
T. Rowe Price Institutional Africa & Middle East Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Institutional Africa & Middle East Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.11%
5 Years	rr_AverageAnnualReturnYear05	10.70%
Since inception	rr_AverageAnnualReturnSinceInception	(3.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2008
T. Rowe Price Institutional Africa & Middle East Fund | S&P Emerging/Frontier ME & Africa BMI ex IL (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.77%
5 Years	rr_AverageAnnualReturnYear05	12.67%
Since inception	rr_AverageAnnualReturnSinceInception	(1.04%)
T. Rowe Price Institutional Africa & Middle East Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.77%	[2]
5 Years	rr_AverageAnnualReturnYear05	13.16%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	0.21%	[2]
T. Rowe Price Institutional Africa & Middle East Fund | Lipper Emerging Markets Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.14%)
5 Years	rr_AverageAnnualReturnYear05	14.21%
Since inception	rr_AverageAnnualReturnSinceInception	(1.06%)

[1]	T. Rowe Price Associates, Inc. has agreed (through February 28, 2015) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund's ratio of expenses to average daily net assets to exceed 1.25%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.25%) are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 1.25%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.25% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).
[2]	Combined Index Portfolio is an unmanaged linked performance portfolio composed of: 100% S&P IFCG Africa & Middle East Index (excluding Saudi Arabia and Israel) through 6/30/09 (prior to 9/1/08, the index excluded Kuwait); 100% MSCI Arabian Markets & Africa Index from 7/1/09 through 9/29/10; and 100% S&P Emerging/Frontier ME & Africa BMI ex IL from 9/30/10 forward.